FINANCIAL INFORMATION OF PARENT COMPANY - Schedule of Parent Company Statements of Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating expenses
Selling and marketing	$ (2,533)	$ (4,445)	$ (7,492)
General and administrative	(9,807)	(20,208)	(31,502)
Total operating expenses	(13,064)	(25,810)	(40,668)
Other income (loss), net	9,120	3,301	7,926
Parent Company [Member] | Reportable Legal Entities [Member]
Operating expenses
Selling and marketing	0	0
General and administrative	(250)	(1,010)	(1,786)
Total operating expenses	(250)	(1,010)	(1,786)
Other income (loss), net	(32)	15	468
Investment (loss) income in subsidiaries	7,809	(30,482)	(88,779)
Net (loss) income attributable to holders of ordinary shares	$ 7,527	$ (31,477)	$ (90,097)